INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventory gross	R$ 10,969,681	R$ 12,334,894
Current	9,557,578	11,289,229
Non-current	1,412,103	1,045,665
Inventoy, net	10,969,681	12,334,894
Finished Goods [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	3,856,491	4,421,166
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	3,316,396	3,501,145
Raw Materials [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	2,607,079	3,297,213
Storeoom Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	1,225,963	1,174,244
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	85,623	37,619
Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Inventory gross	R$ (121,871)	R$ (96,493)